CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares. CNY (¥) shares		Additional Paid-in capital CNY (¥)	Accumulated (deficit)/Retained earnings Adjustment CNY (¥)	Accumulated (deficit)/Retained earnings CNY (¥)	Other Comprehensive Income (loss) CNY (¥)	Non-controlling Interests CNY (¥)	Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018	¥ 20	[1]	¥ 4,866,756		¥ (430,263)	¥ 3,683			¥ 4,440,196
Balance (in shares) at Dec. 31, 2018 | shares	287,652,707
Share-based compensation			250,428						250,428
Issuance of ordinary shares (in shares) | shares	5,768,093
Other comprehensive income (loss)						21,223			21,223
Contribution by non-controlling interests							¥ 1,579		1,579
Net income (loss)					2,501,595		(291)		2,501,304
Balance at Dec. 31, 2019	¥ 20	[1]	5,117,184		2,071,332	24,906	1,288		7,214,730
Balance (in shares) at Dec. 31, 2019 | shares	293,420,800
Share-based compensation			301,161						301,161
Issuance of ordinary shares	¥ 1	[1]							1
Issuance of ordinary shares (in shares) | shares	11,032,980
Other comprehensive income (loss)						(99,297)			(99,297)
Contribution by non-controlling interests							129		129
Net income (loss)					3,496,606		(897)		3,495,709
Acquisition of non-controlling interests			(939)				(8)		(947)
Balance at Dec. 31, 2020	¥ 21	[1]	5,417,406	¥ (1,430,396)	4,137,542	(74,391)	512	¥ (1,430,396)	¥ 9,481,090
Balance (in shares) at Dec. 31, 2020 | shares	304,453,780								309,833,035	309,833,035
Share-based compensation			253,922						¥ 253,922
Issuance of ordinary shares	¥ 1	[1]							1
Issuance of ordinary shares (in shares) | shares	6,033,212
Dividends to shareholders					(276,761)				(276,761)
Other comprehensive income (loss)						(36,541)			(36,541)	$ (5,734)
Cancellation of ordinary shares | shares	(17)
Disposal of a subsidiary			(939)				554		(385)
Contribution by non-controlling interests holders to a subsidiary							30,000		30,000
Net income (loss)					5,781,725		(17,212)		5,764,513	904,576
Balance at Dec. 31, 2021	¥ 22	[1]	¥ 5,672,267		¥ 9,642,506	¥ (110,932)	¥ 12,746		¥ 15,216,609	$ 2,387,817
Balance (in shares) at Dec. 31, 2021 | shares	310,486,975								315,433,018	315,433,018

[1]	The amount less than RMB 1 is rounded to zero.